Exhibit 99.1

BX Commercial Mortgage Trust 2018-BIOA

Commercial Mortgage Pass-Through Certificates, Series 2018-BIOA

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

German American Capital Corporation

Deutsche Bank Securities Inc.

Société Générale

SG Americas Securities, LLC

21 February 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013	German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

Goldman Sachs Mortgage Company Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Société Générale SG Americas Securities, LLC 245 Park Avenue New York, New York 10167

Re:	BX Commercial Mortgage Trust 2018-BIOA
Commercial Mortgage Pass-Through Certificates, 2018-BIOA (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the BX Commercial Mortgage Trust 2018-BIOA securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

21 February 2018

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in BX Commercial Mortgage Trust 2018-BIOA (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity will consist primarily of four componentized promissory notes evidencing a floating rate interest-only commercial mortgage loan (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by first mortgage/deed of trust/deed to secure debt liens on the borrowers’ interests in 27 office and multifamily properties, consisting of fee interests in 24 properties and leasehold interests in three properties (each, a “Property” and collectively, the “Properties”) and
d.	The Mortgage Loan has two related floating rate mezzanine loans (the “Mezzanine A Loan” and “Mezzanine B Loan,” respectively, and collectively, the “Mezzanine Loans”) that will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 15 March 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Maturity Date

of the Mortgage Loan and Mezzanine Loans, both as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

6.	With respect to the Mortgage Loan and Mezzanine Loans, the applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months)” of the Mortgage Loan and Mezzanine Loans, as shown on the Final Data File, for the interest-only period of the Mortgage Loan and Mezzanine Loans (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loans (the “Original Amort Term (Months)”),
c.	Use the “Original Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, as the principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-Off Date Allocated Trust Loan Amount ($)”),
d.	Use the original balance of the Mezzanine A Loan and each Property, as shown in the mezzanine A loan agreement Source Document, as the principal balance of the Mezzanine A Loan and each Property as of the Reference Date (the “Cut-Off Date Allocated Mezzanine A Loan Amount ($)”) and
e.	Use the original balance of the Mezzanine B Loan and each Property, as shown in the mezzanine B loan agreement Source Document, as the principal balance of the Mezzanine B Loan and each Property as of the Reference Date (the “Cut-Off Date Allocated Mezzanine B Loan Amount ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Cut-Off Date Allocated Trust Loan Amount ($),
b.	Cut-Off Date Allocated Mezzanine A Loan Amount ($) and
c.	Cut-Off Date Allocated Mezzanine B Loan Amount ($)

of the Mortgage Loan, Mezzanine Loans and each Property, as applicable, all as shown on the Final Data File, we recalculated the “Cut-Off Date Allocated Total Loan Amount ($)” of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the “Cut-Off Date Allocated Trust Loan Amount ($)” of the Mortgage Loan and each Property, as shown on the Final Data File, we recalculated the “Percentage of Cut-Off Date Allocated Trust Loan Amount” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

9.	Using the:
a.	Original Balloon Term (Months),
b.	IO Period and
c.	Seasoning

of the Mortgage Loan and Mezzanine Loans, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Remaining IO Term (Months)

of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Cut-Off Date Allocated Trust Loan Amount ($),
b.	Floating Rate Trust Margin,
c.	LIBOR Floor and
d.	Interest Calculation (30/360 / Actual/360)

of the Mortgage Loan, all as shown on the Final Data File, a LIBOR assumption of 1.6000% provided by the Depositor, the LIBOR rounding methodology that is described in the loan agreement Source Document and the calculation methodology provided by the Depositor which is described in the succeeding paragraph of this Item 10., we recalculated the “Monthly Debt Service Payment” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Cut-Off Date Allocated Trust Loan Amount ($)” of the Mortgage Loan, as shown on the Final Data File,
b.	The sum of:
i.	The “Floating Rate Trust Margin” of the Mortgage Loan, as shown on the Final Data File, and
ii.	The LIBOR assumption of 1.6000% that was provided by the Depositor, rounded (if applicable) using the LIBOR rounding methodology that is described in the loan agreement Source Document and
c.	365/360.

Attachment A Page 5 of 6

11.	Using the:
a.	Cut-Off Date Allocated Trust Loan Amount ($),
b.	Cut-Off Date Allocated Total Loan Amount ($),
c.	Monthly Debt Service Payment,
d.	Bulk Appraised Value and
e.	UW Net Cash Flow

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Trust Loan Cut-Off Date LTV,
ii.	Total Debt Cut-Off Date LTV,
iii.	Trust Loan UW NCF Debt Yield,
iv.	Total Debt UW NCF Debt Yield and
v.	Trust Loan UW NCF DSCR

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through iv. above to the nearest 1/10th of one percent and
b.	Round the “Trust Loan UW NCF DSCR” characteristic to two decimal places.

12.	Using the:
a.	Cut-Off Date Allocated Trust Loan Amount ($),
b.	Cut-Off Date Allocated Total Loan Amount ($),
c.	Individual As-Is Appraised Value,
d.	Bulk Appraised Value and
e.	NRA

of the Mortgage Loan, each Property, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Individual As-Is Appraised Value per SF,
ii.	Bulk Appraised Value per SF,
iii.	Cut-Off Date Allocated Trust Loan Amount per SF ($) and
iv.	Cut-Off Date Allocated Total Loan Amount per SF ($)

of the Mortgage Loan, each Property, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 6

13.	Using the:
a.	Monthly Debt Service Payment,
b.	Cut-Off Date Allocated Mezzanine A Loan Amount ($),
c.	Cut-Off Date Allocated Mezzanine B Loan Amount ($),
d.	Mezzanine A Margin,
e.	Mezzanine B Margin,
f.	LIBOR Floor,
g.	Interest Calculation (30/360 / Actual/360) and
h.	UW Net Cash Flow

of the Mortgage Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, a LIBOR assumption of 1.6000% provided by the Depositor, the LIBOR rounding methodologies that are described in the applicable Source Documents for the Mortgage Loan and Mezzanine Loans and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the “Total Debt UW NCF DSCR” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the “Total Debt UW NCF DSCR” to two decimal places.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement	As of 6 March 2018

Mezzanine A Loan Agreement	As of 6 March 2018

Mezzanine B Loan Agreement	As of 6 March 2018

Cash Management Agreement	As of 6 March 2018

Deposit Account Control Agreement	As of 6 March 2018

Property Source Documents

Source Document Title	Source Document Date

Property Appraisal Reports	January 2018

Portfolio Appraisal Report	6 February 2018

USPS Internet Site (www.usps.gov)	Not Applicable

Engineering Reports	6 February 2018

Underwritten Rent Roll	24 January 2018

Underwriting Summary	24 January 2018

Title Policies	Various

Ground Lease	16 January 2018

Environmental Phase I Reports	Various

Seismic Reports	6 February 2018

Exhibit 2 to Attachment A Page 1 of 10

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Property Appraisal Report
City (see Note 1)	Property Appraisal Report
State (see Note 1)	Property Appraisal Report
Zip	USPS Internet Site (www.usps.gov)
City, State, Zip (see Note 1)	Property Appraisal Report and USPS Internet Site (www.usps.gov)
County	USPS Internet Site (www.usps.gov)
Market	Property Appraisal Report
MSA	Property Appraisal Report
Submarket	Property Appraisal Report
Property Type	Property Appraisal Report
Property Sub-Type	Property Appraisal Report
Built	Property Appraisal Report
Renovated (see Note 2)	Property Appraisal Report
NRA	Underwritten Rent Roll
Leased (%)	Underwritten Rent Roll
Metric Identifier	Underwritten Rent Roll
Tenancy (Single/Multi)	Underwritten Rent Roll
Ownership	Title Policy
Ground Leases – Lessor	Ground Lease
Ground Leases – Maturity Date	Ground Lease
Ground Leases – Extension	Ground Lease
Ground Leases – Extension Tenor	Ground Lease
Ground Leases – Max Maturity Date	Ground Lease

Third Party Information:

Characteristic	Source Document

Appraisal Report Provider	Property Appraisal Report
Individual As-Is Appraised Value (see Note 3)	Property Appraisal Report
Individual As-Is Appraised Value Date	Property Appraisal Report
Bulk Appraised Value (see Note 4)	Portfolio Appraisal Report
Bulk Appraised Value Date	Portfolio Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Environmental Phase I Report
Environmental Report Date	Environmental Phase I Report
Phase II Required	Environmental Phase I Report
ACM O&M Plan	Environmental Phase I Report
Seismic Report Date (see Note 5)	Seismic Report
Seismic Zone (see Note 5)	Seismic Report
PML (SEL) (see Note 5)	Seismic Report
PML (SUL) (see Note 5)	Seismic Report

Exhibit 2 to Attachment A Page 2 of 10

Underwriting Information: (see Note 6)

Characteristic	Source Document

2012 In-Place Base Rent	Underwriting Summary
2013 In-Place Base Rent	Underwriting Summary
2014 In-Place Base Rent	Underwriting Summary
2015 In-Place Base Rent	Underwriting Summary
2016 In-Place Base Rent	Underwriting Summary
2017 In-Place Base Rent	Underwriting Summary
2018 Budget In-Place Base Rent	Underwriting Summary
UW In-Place Base Rent	Underwriting Summary
2012 Rent Steps	Underwriting Summary
2013 Rent Steps	Underwriting Summary
2014 Rent Steps	Underwriting Summary
2015 Rent Steps	Underwriting Summary
2016 Rent Steps	Underwriting Summary
2017 Rent Steps	Underwriting Summary
2018 Budget Rent Steps	Underwriting Summary
UW Rent Steps	Underwriting Summary
2012 Reimbursements	Underwriting Summary
2013 Reimbursements	Underwriting Summary
2014 Reimbursements	Underwriting Summary
2015 Reimbursements	Underwriting Summary
2016 Reimbursements	Underwriting Summary
2017 Reimbursements	Underwriting Summary
2018 Budget Reimbursements	Underwriting Summary
UW Reimbursements	Underwriting Summary
2012 Potential Income from Vacant Space	Underwriting Summary
2013 Potential Income from Vacant Space	Underwriting Summary
2014 Potential Income from Vacant Space	Underwriting Summary
2015 Potential Income from Vacant Space	Underwriting Summary
2016 Potential Income from Vacant Space	Underwriting Summary
2017 Potential Income from Vacant Space	Underwriting Summary
2018 Budget Potential Income from Vacant Space	Underwriting Summary
UW Potential Income from Vacant Space	Underwriting Summary
2012 Other Income	Underwriting Summary
2013 Other Income	Underwriting Summary
2014 Other Income	Underwriting Summary
2015 Other Income	Underwriting Summary
2016 Other Income	Underwriting Summary
2017 Other Income	Underwriting Summary
2018 Budget Other Income	Underwriting Summary
UW Other Income	Underwriting Summary
2012 Total Gross Potential Income	Underwriting Summary
2013 Total Gross Potential Income	Underwriting Summary
2014 Total Gross Potential Income	Underwriting Summary
2015 Total Gross Potential Income	Underwriting Summary
2016 Total Gross Potential Income	Underwriting Summary

Exhibit 2 to Attachment A Page 3 of 10

Underwriting Information: (continued)

Characteristic	Source Document

2017 Total Gross Potential Income	Underwriting Summary
2018 Budget Total Gross Potential Income	Underwriting Summary
UW Total Gross Potential Income	Underwriting Summary
2012 Economic Vacancy	Underwriting Summary
2013 Economic Vacancy	Underwriting Summary
2014 Economic Vacancy	Underwriting Summary
2015 Economic Vacancy	Underwriting Summary
2016 Economic Vacancy	Underwriting Summary
2017 Economic Vacancy	Underwriting Summary
2018 Budget Economic Vacancy	Underwriting Summary
UW Economic Vacancy	Underwriting Summary
2012 EGI Before Other Income	Underwriting Summary
2013 EGI Before Other Income	Underwriting Summary
2014 EGI Before Other Income	Underwriting Summary
2015 EGI Before Other Income	Underwriting Summary
2016 EGI Before Other Income	Underwriting Summary
2017 EGI Before Other Income	Underwriting Summary
2018 Budget EGI Before Other Income	Underwriting Summary
UW EGI Before Other Income	Underwriting Summary
2012 Parking Income	Underwriting Summary
2013 Parking Income	Underwriting Summary
2014 Parking Income	Underwriting Summary
2015 Parking Income	Underwriting Summary
2016 Parking Income	Underwriting Summary
2017 Parking Income	Underwriting Summary
2018 Budget Parking Income	Underwriting Summary
UW Parking Income	Underwriting Summary
2012 Effective Gross Income	Underwriting Summary
2013 Effective Gross Income	Underwriting Summary
2014 Effective Gross Income	Underwriting Summary
2015 Effective Gross Income	Underwriting Summary
2016 Effective Gross Income	Underwriting Summary
2017 Effective Gross Income	Underwriting Summary
2018 Budget Effective Gross Income	Underwriting Summary
UW Effective Gross Income	Underwriting Summary
2012 Management Fee	Underwriting Summary
2013 Management Fee	Underwriting Summary
2014 Management Fee	Underwriting Summary
2015 Management Fee	Underwriting Summary
2016 Management Fee	Underwriting Summary
2017 Management Fee	Underwriting Summary
2018 Management Fee	Underwriting Summary
UW Management Fee	Underwriting Summary
2012 Payroll & Benefits	Underwriting Summary
2013 Payroll & Benefits	Underwriting Summary

Exhibit 2 to Attachment A Page 4 of 10

Underwriting Information: (continued)

Characteristic	Source Document

2014 Payroll & Benefits	Underwriting Summary
2015 Payroll & Benefits	Underwriting Summary
2016 Payroll & Benefits	Underwriting Summary
2017 Payroll & Benefits	Underwriting Summary
2018 Budget Payroll & Benefits	Underwriting Summary
UW Payroll & Benefits	Underwriting Summary
2012 Cleaning	Underwriting Summary
2013 Cleaning	Underwriting Summary
2014 Cleaning	Underwriting Summary
2015 Cleaning	Underwriting Summary
2016 Cleaning	Underwriting Summary
2017 Cleaning	Underwriting Summary
2018 Budget Cleaning	Underwriting Summary
UW Cleaning	Underwriting Summary
2012 Contract Services	Underwriting Summary
2013 Contract Services	Underwriting Summary
2014 Contract Services	Underwriting Summary
2015 Contract Services	Underwriting Summary
2016 Contract Services	Underwriting Summary
2017 Contract Services	Underwriting Summary
2018 Budget Contract Services	Underwriting Summary
UW Contract Services	Underwriting Summary
2012 General Operating Expenses	Underwriting Summary
2013 General Operating Expenses	Underwriting Summary
2014 General Operating Expenses	Underwriting Summary
2015 General Operating Expenses	Underwriting Summary
2016 General Operating Expenses	Underwriting Summary
2017 General Operating Expenses	Underwriting Summary
2018 Budget General Operating Expenses	Underwriting Summary
UW General Operating Expenses	Underwriting Summary
2012 Repairs & Maintenance	Underwriting Summary
2013 Repairs & Maintenance	Underwriting Summary
2014 Repairs & Maintenance	Underwriting Summary
2015 Repairs & Maintenance	Underwriting Summary
2016 Repairs & Maintenance	Underwriting Summary
2017 Repairs & Maintenance	Underwriting Summary
2018 Budget Repairs & Maintenance	Underwriting Summary
UW Repairs & Maintenance	Underwriting Summary
2012 Utilities	Underwriting Summary
2013 Utilities	Underwriting Summary
2014 Utilities	Underwriting Summary
2015 Utilities	Underwriting Summary
2016 Utilities	Underwriting Summary
2017 Utilities	Underwriting Summary
2018 Budget Utilities	Underwriting Summary
UW Utilities	Underwriting Summary

Exhibit 2 to Attachment A Page 5 of 10

Underwriting Information: (continued)

Characteristic	Source Document

2012 Non-Reimbursable	Underwriting Summary
2013 Non-Reimbursable	Underwriting Summary
2014 Non-Reimbursable	Underwriting Summary
2015 Non-Reimbursable	Underwriting Summary
2016 Non-Reimbursable	Underwriting Summary
2017 Non-Reimbursable	Underwriting Summary
2018 Budget Non-Reimbursable	Underwriting Summary
UW Non-Reimbursable	Underwriting Summary
2012 Insurance	Underwriting Summary
2013 Insurance	Underwriting Summary
2014 Insurance	Underwriting Summary
2015 Insurance	Underwriting Summary
2016 Insurance	Underwriting Summary
2017 Insurance	Underwriting Summary
2018 Budget Insurance	Underwriting Summary
UW Insurance	Underwriting Summary
2012 Real Estate Taxes	Underwriting Summary
2013 Real Estate Taxes	Underwriting Summary
2014 Real Estate Taxes	Underwriting Summary
2015 Real Estate Taxes	Underwriting Summary
2016 Real Estate Taxes	Underwriting Summary
2017 Real Estate Taxes	Underwriting Summary
2018 Budget Real Estate Taxes	Underwriting Summary
UW Real Estate Taxes	Underwriting Summary
2012 Ground Rent	Underwriting Summary
2013 Ground Rent	Underwriting Summary
2014 Ground Rent	Underwriting Summary
2015 Ground Rent	Underwriting Summary
2016 Ground Rent	Underwriting Summary
2017 Ground Rent	Underwriting Summary
2018 Budget Ground Rent	Underwriting Summary
UW Ground Rent	Underwriting Summary
2012 Parking Expense	Underwriting Summary
2013 Parking Expense	Underwriting Summary
2014 Parking Expense	Underwriting Summary
2015 Parking Expense	Underwriting Summary
2016 Parking Expense	Underwriting Summary
2017 Parking Expense	Underwriting Summary
2018 Budget Parking Expense	Underwriting Summary
UW Parking Expense	Underwriting Summary
2012 Total Operating Expense	Underwriting Summary
2013 Total Operating Expense	Underwriting Summary
2014 Total Operating Expense	Underwriting Summary
2015 Total Operating Expense	Underwriting Summary
2016 Total Operating Expense	Underwriting Summary
2017 Total Operating Expense	Underwriting Summary
2018 Budget Total Operating Expense	Underwriting Summary
UW Total Operating Expense	Underwriting Summary

Exhibit 2 to Attachment A Page 6 of 10

Underwriting Information: (continued)

Characteristic	Source Document

2012 Net Operating Income	Underwriting Summary
2013 Net Operating Income	Underwriting Summary
2014 Net Operating Income	Underwriting Summary
2015 Net Operating Income	Underwriting Summary
2016 Net Operating Income	Underwriting Summary
2017 Net Operating Income	Underwriting Summary
2018 Budget Net Operating Income	Underwriting Summary
UW Net Operating Income	Underwriting Summary
2012 Capital Expenditures – Capital Reserve	Underwriting Summary
2013 Capital Expenditures – Capital Reserve	Underwriting Summary
2014 Capital Expenditures – Capital Reserve	Underwriting Summary
2015 Capital Expenditures – Capital Reserve	Underwriting Summary
2016 Capital Expenditures – Capital Reserve	Underwriting Summary
2017 Capital Expenditures – Capital Reserve	Underwriting Summary
2018 Budget Capital Expenditures – Capital Reserve	Underwriting Summary
UW Capital Expenditures – Capital Reserve	Underwriting Summary
2012 Leasing Costs – Normalized TI/LC	Underwriting Summary
2013 Leasing Costs – Normalized TI/LC	Underwriting Summary
2014 Leasing Costs – Normalized TI/LC	Underwriting Summary
2015 Leasing Costs – Normalized TI/LC	Underwriting Summary
2016 Leasing Costs – Normalized TI/LC	Underwriting Summary
2017 Leasing Costs – Normalized TI/LC	Underwriting Summary
2018 Budget Leasing Costs – Normalized TI/LC	Underwriting Summary
UW Leasing Costs – Normalized TI/LC	Underwriting Summary
2012 Net Cash Flow	Underwriting Summary
2013 Net Cash Flow	Underwriting Summary
2014 Net Cash Flow	Underwriting Summary
2015 Net Cash Flow	Underwriting Summary
2016 Net Cash Flow	Underwriting Summary
2017 Net Cash Flow	Underwriting Summary
2018 Budget Net Cash Flow	Underwriting Summary
UW Net Cash Flow	Underwriting Summary

Major Tenant Information: (see Note 7)

Characteristic	Source Document

Largest Tenant Name	Underwritten Rent Roll
Largest Tenant Lease Start	Underwritten Rent Roll
Largest Tenant Lease Exp.	Underwritten Rent Roll
Largest Tenant NRA	Underwritten Rent Roll
Largest Tenant UW Base Rent	Underwritten Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll
2nd Largest Tenant Least Start	Underwritten Rent Roll
2nd Largest Tenant Lease Exp.	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 7 of 10

Major Tenant Information: (continued)

Characteristic	Source Document

2nd Largest Tenant NRA	Underwritten Rent Roll
2nd Largest Tenant UW Base Rent	Underwritten Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll
3rd Largest Tenant Lease Start	Underwritten Rent Roll
3rd Largest Tenant Lease Exp.	Underwritten Rent Roll
3rd Largest Tenant NRA	Underwritten Rent Roll
3rd Largest Tenant UW Base Rent	Underwritten Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll
4th Largest Tenant Lease Start	Underwritten Rent Roll
4th Largest Tenant Lease Exp.	Underwritten Rent Roll
4th Largest Tenant NRA	Underwritten Rent Roll
4th Largest Tenant UW Base Rent	Underwritten Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll
5th Largest Tenant Lease Start	Underwritten Rent Roll
5th Largest Tenant Lease Exp.	Underwritten Rent Roll
5th Largest Tenant NRA	Underwritten Rent Roll
5th Largest Tenant UW Base Rent	Underwritten Rent Roll
WA Lease Term Remaining	Underwritten Rent Roll
WA Lease Exp	Underwritten Rent Roll
% of IG Rental Income	Underwritten Rent Roll

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Loan Agreement
Ongoing Tax Escrow Monthly	Loan Agreement
Initial Insurance Escrow	Loan Agreement
Ongoing Insurance Escrow Monthly	Loan Agreement
Initial Immediate Repairs Escrow	Loan Agreement
Initial Cap Ex Escrow	Loan Agreement
Ongoing Cap Ex Escrow Monthly	Loan Agreement
Initial Ground Lease Escrow	Loan Agreement
Ongoing Ground Lease Escrow Monthly	Loan Agreement
Initial Other Escrow	Loan Agreement
Ongoing Other Escrow Monthly	Loan Agreement
Other Escrow Description	Loan Agreement
Initial Other Escrow 2	Loan Agreement
Ongoing Other Escrow 2	Loan Agreement
Other Escrow 2 Description	Loan Agreement
Initial Other Escrow 3	Loan Agreement
Ongoing Other Escrow 3	Loan Agreement
Other Escrow 3 Description	Loan Agreement
Initial Other Escrow 4	Loan Agreement
Ongoing Other Escrow 4	Loan Agreement
Other Escrow 4 Description	Loan Agreement

Exhibit 2 to Attachment A Page 8 of 10

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Original Balance	Loan Agreement
Origination Date	Loan Agreement
Interest Accrual Period (see Note 8)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
LIBOR Floor (see Note 8)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
LIBOR Lookback Days (see Note 8)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Interest Calculation (30/360 / Actual/360) (see Note 8)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Amort Type (see Note 8)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Grace Period	Loan Agreement
First Loan Payment Date (see Note 8)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Maturity Date (see Note 8)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Floating Rate Trust Margin	Loan Agreement
Mezzanine A Margin	Mezzanine A Loan Agreement
Mezzanine B Margin	Mezzanine B Loan Agreement
Floating Rate Component Extensions (see Note 8)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Fully Extended Maturity Date (see Note 8)	Loan Agreement, Mezzanine A Loan Agreement and Mezzanine B Loan Agreement
Lockbox Type (see Note 9)	Cash Management Agreement and Loan Agreement
Lockbox (see Note 10)	Cash Management Agreement and Loan Agreement
DY at Trigger Level	Loan Agreement
Floating Rate Component Prepayment Provision	Loan Agreement
Borrower Entity	Loan Agreement
Partial Release	Loan Agreement
Partial Release Description	Loan Agreement

Exhibit 2 to Attachment A Page 9 of 10

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City,
c.	State and
d.	City, State, Zip

characteristics for each Property, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Renovated” characteristic for each Property listed in the table below, the Depositor instructed us to use the information in the “Provided Value” column even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown in the applicable Source Document.

Property	Characteristic	Source Document Value	Provided Value

Pacific Research Center	Renovated	NAP	2008
6828 Nancy Ridge Drive	Renovated	NAP	2001
5870 Pacific Center	Renovated	NAP	2008

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in the table that was provided by the Depositor.

3.	For the Property identified on the Preliminary Data File as “301 Binney Street,” which has multiple property appraisal report Source Documents, the applicable property appraisal report Source Documents contain:
a.	An “Individual As-Is Appraised Value” for the property of $448,000,000 and
b.	An “Individual As-Is Appraised Value” for the parking garage of $37,400,000.

For the purpose of comparing the “Individual As-Is Appraised Value” characteristic for this Property, the Depositor instructed us to use the sum of the appraised values listed in a. and b. above.

4.	For the purpose of comparing the “Bulk Appraised Value” characteristic for each Property, the Depositor instructed us to allocate the “Bulk Appraised Value” of the Properties (in aggregate) that secure the Mortgage Loan, as shown in the portfolio appraisal report Source Document, to each related Property pro-rata using the “Individual As-Is Appraised Value” of such Property, as shown on the Preliminary Data File.

5.	The Depositor instructed us to perform procedures on the:
a.	Seismic Report Date,
b.	Seismic Zone,
c.	PML (SEL) and
d.	PML (SUL)

characteristics only for Properties where we received a seismic report Source Document.

6.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A Page 10 of 10

Notes: (continued)

7.	For the purpose of comparing the “Major Tenant Information” characteristics for each Property, the Depositor instructed us to combine multiple spaces leased by the same tenant at the Property only if the lease for each space has the same lease expiration date, all as shown in the underwritten rent roll Source Document.

8.	For the purpose of comparing the:
a.	Interest Accrual Period,
b.	LIBOR Floor,
c.	LIBOR Lookback Days,
d.	Interest Calculation (30/360 / Actual/360),
e.	Amort Type,
f.	First Loan Payment Date,
g.	Maturity Date,
h.	Floating Rate Component Extensions and
i.	Fully Extended Maturity Date

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Document(s) for each of the characteristics listed in a. through i. above.

9.	For the purpose of comparing the “Lockbox Type” characteristic for the Mortgage Loan, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Documents require all tenants to remit all payments due under their respective leases directly to a lockbox account controlled by the lender.

10.	For the purpose of comparing the “Lockbox” characteristic for the Mortgage Loan, the Depositor instructed us to use “In-Place” for the “Lockbox” characteristic if the applicable Source Documents require the monthly debt service and reserve accounts to be funded directly from the lockbox account, and any excess cash is either (i) disbursed to the borrowers or (ii) retained as additional collateral for the Mortgage Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Portfolio ID
Property ID
Property Name
Property Rank
WA Lease Term Non Top 5
Administrative Fee Rate (%)
Ground Leases - Notes
LIBOR Cap
LIBOR Cap Expiration Date

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.